Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2012
Future Minimum Rental Payments For Operating Leases

The future minimum rental payments for operating leases having initial or remaining non-cancelable lease terms in excess of one year at June 30, 2012 are:

(in millions)	2013	2014	2015	2016	2017	Thereafter	Total
Minimum rental payments	$9.1	$5.4	$4.2	$2.4	$1.9	$3.7	$26.7